Repossessed Assets Acquired In Settlement Of Loans (Tables)	12 Months Ended
Dec. 31, 2017
Other Real Estate, Foreclosed Assets, and Repossessed Assets [Abstract]
Transactions in repossessed assets
Transactions in OREO for the years ended December 31, 2017, 2016 and 2015 are summarized below.

	2017	2016	2015
Balance, beginning of year	$2,721,214	$4,361,411	$3,229,710
Additions	580,748	1,026,178	4,362,635
Sales	(2,028,170)	(2,626,375)	(2,918,587)
Write-downs	(158,121)	(40,000)	(312,347)
Balance, end of year	$1,115,671	$2,721,214	$4,361,411